                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2010

                                                                      (Form N-Q)

                                             (c)2010, USAA. All rights reserved.
48480-0510

================================================================================

PORTFOLIO OF INVESTMENTS

USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (97.8%)

             CONSUMER DISCRETIONARY (9.9%)
             -----------------------------
             ADVERTISING (0.1%)
   125,600   Interpublic Group of Companies, Inc. *                   $    1,045
    81,829   Omnicom Group, Inc.                                           3,176
                                                                      ----------
                                                                           4,221
                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    85,308   Coach, Inc.                                                   3,371
    16,067   Polo Ralph Lauren Corp.                                       1,366
    24,463   VF Corp.                                                      1,961
                                                                      ----------
                                                                           6,698
                                                                      ----------
             APPAREL RETAIL (0.5%)
    24,477   Abercrombie & Fitch Co. "A"                                   1,117
   128,773   Gap, Inc.                                                     2,976
    75,412   Limited Brands, Inc.                                          1,857
    32,945   Ross Stores, Inc.                                             1,762
   111,505   TJX Companies, Inc.                                           4,741
    35,400   Urban Outfitters, Inc. *                                      1,346
                                                                      ----------
                                                                          13,799
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.2%)
   179,016   Johnson Controls, Inc.                                        5,906
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
   908,390   Ford Motor Co. *                                             11,418
                                                                      ----------
             AUTOMOTIVE RETAIL (0.1%)
    24,711   AutoNation, Inc. *                                              447
     7,899   AutoZone, Inc. *                                              1,367
    37,100   O'Reilly Automotive, Inc. *                                   1,547
                                                                      ----------
                                                                           3,361
                                                                      ----------
             BROADCASTING (0.2%)
   181,071   CBS Corp. "B"                                                 2,524
    76,573   Discovery Communications, Inc. "A" *                          2,588
                                                                      ----------
                                                                           5,112
                                                                      ----------
             CABLE & SATELLITE (1.0%)
   765,560   Comcast Corp. "A"                                            14,408
   253,237   DIRECTV "A" *                                                 8,562
    22,600   Scripps Networks Interactive "A"                              1,002
    93,811   Time Warner Cable, Inc.                                       5,001
                                                                      ----------
                                                                          28,973
                                                                      ----------
             CASINOS & GAMING (0.1%)
    82,696   International Game Technology                                 1,526
    17,536   Wynn Resorts Ltd.                                             1,330
                                                                      ----------
                                                                           2,856
                                                                      ----------

             COMPUTER & ELECTRONICS RETAIL (0.2%)
    93,250   Best Buy Co., Inc.                                            3,967
    44,000   GameStop Corp. "A" *                                            964
    30,685   RadioShack Corp.                                                694
                                                                      ----------
                                                                           5,625
                                                                      ----------
             CONSUMER ELECTRONICS (0.0%)
    17,411   Harman International Industries, Inc. *                         814
                                                                      ----------
             DEPARTMENT STORES (0.4%)
    62,900   J.C. Penney Co., Inc.                                         2,023
    83,430   Kohl's Corp. *                                                4,570
   111,790   Macy's, Inc.                                                  2,434
    45,300   Nordstrom, Inc.                                               1,851

================================================================================

1  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    13,018   Sears Holdings Corp. (g)*                                $    1,412
                                                                      ----------
                                                                          12,290
                                                                      ----------
             DISTRIBUTORS (0.1%)
    43,400   Genuine Parts Co.                                             1,833
                                                                      ----------
             EDUCATION SERVICES (0.1%)
    35,781   Apollo Group, Inc. "A" *                                      2,193
    16,900   DeVry, Inc.                                                   1,102
                                                                      ----------
                                                                           3,295
                                                                      ----------
             FOOTWEAR (0.3%)
   103,715   NIKE, Inc. "B"                                                7,623
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.4%)
    23,800   Big Lots, Inc. *                                                867
    38,000   Family Dollar Stores, Inc.                                    1,391
   201,695   Target Corp.                                                 10,609
                                                                      ----------
                                                                          12,867
                                                                      ----------
             HOME FURNISHINGS (0.0%)
    36,300   Leggett & Platt, Inc.                                           786
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.9%)
   456,761   Home Depot, Inc.                                             14,776
   399,549   Lowe's Companies, Inc.                                        9,685
    23,556   Sherwin-Williams Co.                                          1,595
                                                                      ----------
                                                                          26,056
                                                                      ----------
             HOMEBUILDING (0.1%)
    70,449   D.R. Horton, Inc.                                               887
    48,914   Lennar Corp. "A"                                                842
    92,350   Pulte Homes, Inc. *                                           1,039
                                                                      ----------
                                                                           2,768
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
    69,635   Bed Bath & Beyond, Inc. *                                     3,047
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
   116,867   Carnival Corp.                                                4,544
    70,936   Marriott International, Inc. "A"                              2,236
     6,995   Marriott International, Inc. "A" - Fractional Shares *           --
    50,800   Starwood Hotels & Resorts Worldwide, Inc.                     2,369
    47,262   Wyndham Worldwide Corp.                                       1,216
                                                                      ----------
                                                                          10,365
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.1%)
    41,282   Stanley Black & Decker, Inc.                                  2,370
    20,193   Whirlpool Corp.                                               1,762
                                                                      ----------
                                                                           4,132
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    42,967   Fortune Brands, Inc.                                          2,084
    73,100   Newell Rubbermaid, Inc.                                       1,111
                                                                      ----------
                                                                           3,195
                                                                      ----------
             INTERNET RETAIL (0.6%)
    92,391   Amazon.com, Inc. *                                           12,540
    56,053   Expedia, Inc.                                                 1,399
    12,478   Priceline.com, Inc. *                                         3,182
                                                                      ----------
                                                                          17,121
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
    33,800   Hasbro, Inc.                                                  1,294
    99,300   Mattel, Inc.                                                  2,258
                                                                      ----------
                                                                           3,552
                                                                      ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    64,900   Harley-Davidson, Inc.                                         1,822
                                                                      ----------
             MOVIES & ENTERTAINMENT (1.5%)
   611,028   News Corp. "A"                                                8,805
   309,572   Time Warner, Inc.                                             9,680
   164,944   Viacom, Inc. "B" *                                            5,671
   524,711   Walt Disney Co.                                              18,318

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

                                                                      ----------
                                                                      $   42,474
                                                                      ----------

             PHOTOGRAPHIC PRODUCTS (0.0%)
    75,400   Eastman Kodak Co. *                                             437
                                                                      ----------
             PUBLISHING (0.2%)
    61,200   Gannett Co., Inc.                                             1,011
    83,532   McGraw-Hill Companies, Inc.                                   2,978
    10,000   Meredith Corp.                                                  344
    35,200   New York Times Co. "A" *                                        392
     1,767   Washington Post Co. "B"                                         785
                                                                      ----------
                                                                           5,510
                                                                      ----------
             RESTAURANTS (1.1%)
    35,796   Darden Restaurants, Inc.                                      1,594
   291,295   McDonald's Corp.                                             19,435
   200,140   Starbucks Corp. *                                             4,858
   128,100   Yum! Brands, Inc.                                             4,910
                                                                      ----------
                                                                          30,797
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    90,300   H&R Block, Inc.                                               1,607
                                                                      ----------
             SPECIALTY STORES (0.2%)
    71,700   Office Depot, Inc. *                                            572
   199,418   Staples, Inc.                                                 4,664
    33,600   Tiffany & Co.                                                 1,596
                                                                      ----------
                                                                           6,832
                                                                      ----------
             TIRES & RUBBER (0.0%)
    64,800   Goodyear Tire & Rubber Co. *                                    819
                                                                      ----------
             Total Consumer Discretionary                                288,011
                                                                      ----------
             CONSUMER STAPLES (11.0%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.2%)
   175,153   Archer-Daniels-Midland Co.                                    5,062
                                                                      ----------
             BREWERS (0.1%)
    42,300   Molson Coors Brewing Co. "B"                                  1,779
                                                                      ----------
             DISTILLERS & VINTNERS (0.1%)
    28,250   Brown-Forman Corp. "B"                                        1,679
    56,500   Constellation Brands, Inc. "A" *                                929
                                                                      ----------
                                                                           2,608
                                                                      ----------
             DRUG RETAIL (0.8%)
   374,811   CVS Caremark Corp.                                           13,703
   265,486   Walgreen Co.                                                  9,847
                                                                      ----------
                                                                          23,550
                                                                      ----------
             FOOD DISTRIBUTORS (0.2%)
   160,351   Sysco Corp.                                                   4,730
                                                                      ----------
             FOOD RETAIL (0.3%)
   175,045   Kroger Co.                                                    3,791
   106,689   Safeway, Inc.                                                 2,652
    55,425   SUPERVALU, Inc.                                                 925
    46,020   Whole Foods Market, Inc. *                                    1,664
                                                                      ----------
                                                                           9,032
                                                                      ----------
             HOUSEHOLD PRODUCTS (2.4%)
    37,374   Clorox Co.                                                    2,397
   132,691   Colgate-Palmolive Co.                                        11,313
   111,486   Kimberly-Clark Corp.                                          7,011
   784,180   Procter & Gamble Co.                                         49,615
                                                                      ----------
                                                                          70,336
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (1.3%)
   117,335   Costco Wholesale Corp.                                        7,006
   576,740   Wal-Mart Stores, Inc. (f)                                    32,067
                                                                      ----------
                                                                          39,073
                                                                      ----------
             PACKAGED FOODS & MEAT (1.6%)
    51,707   Campbell Soup Co.                                             1,828
   120,646   ConAgra Foods, Inc.                                           3,025

================================================================================

3  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    48,600   Dean Foods Co. *                                         $      762
    89,461   General Mills, Inc.                                           6,333
    83,626   H.J. Heinz Co.                                                3,814
    44,800   Hershey Co.                                                   1,918
    19,200   Hormel Foods Corp.                                              807
    33,102   J.M. Smucker Co.                                              1,995
    67,461   Kellogg Co.                                                   3,604
   468,100   Kraft Foods, Inc. "A"                                        14,155
    36,559   McCormick & Co., Inc.                                         1,402
    54,528   Mead Johnson Nutrition Co.                                    2,837
   192,755   Sara Lee Corp.                                                2,685
    79,200   Tyson Foods, Inc. "A"                                         1,517
                                                                      ----------
                                                                          46,682
                                                                      ----------
             PERSONAL PRODUCTS (0.2%)
   117,513   Avon Products, Inc.                                           3,980
    31,300   Estee Lauder Companies, Inc. "A"                              2,031
                                                                      ----------
                                                                           6,011
                                                                      ----------
             SOFT DRINKS (2.3%)
   622,227   Coca-Cola Co.                                                34,223
    88,701   Coca-Cola Enterprises, Inc.                                   2,453
    68,900   Dr Pepper Snapple Group, Inc.                                 2,423
   441,265   PepsiCo, Inc.                                                29,194
                                                                      ----------
                                                                          68,293
                                                                      ----------
             TOBACCO (1.5%)
   562,911   Altria Group, Inc.                                           11,551
    42,493   Lorillard, Inc.                                               3,197
   506,334   Philip Morris International, Inc.                            26,410
    45,600   Reynolds American, Inc.                                       2,462
                                                                      ----------
                                                                          43,620
                                                                      ----------
             Total Consumer Staples                                      320,776
                                                                      ----------

             ENERGY (10.6%)
             --------------
             COAL & CONSUMABLE FUELS (0.2%)
    60,084   CONSOL Energy, Inc.                                           2,563
    24,823   Massey Energy Co.                                             1,298
    71,183   Peabody Energy Corp.                                          3,253
                                                                      ----------
                                                                           7,114
                                                                      ----------
             INTEGRATED OIL & GAS (6.2%)
   541,159   Chevron Corp.                                                41,036
   402,488   ConocoPhillips                                               20,595
 1,275,616   Exxon Mobil Corp. (f)                                        85,441
    79,705   Hess Corp.                                                    4,986
   192,197   Marathon Oil Corp.                                            6,081
    50,106   Murphy Oil Corp.                                              2,816
   219,660   Occidental Petroleum Corp.                                   18,570
                                                                      ----------
                                                                         179,525
                                                                      ----------
             OIL & GAS DRILLING (0.2%)
    19,100   Diamond Offshore Drilling, Inc.                               1,696
    28,500   Helmerich & Payne, Inc.                                       1,085
    79,334   Nabors Industries Ltd. *                                      1,558
    33,700   Rowan Companies, Inc. *                                         981
                                                                      ----------
                                                                           5,320
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
    85,000   Baker Hughes, Inc.                                            3,981
    77,280   BJ Services Co.                                               1,654
    67,001   Cameron International Corp. *                                 2,872
    34,150   FMC Technologies, Inc. *                                      2,207
   244,395   Halliburton Co.                                               7,364
   111,594   National Oilwell Varco, Inc.                                  4,528
   321,449   Schlumberger Ltd.                                            20,399
    66,484   Smith International, Inc.                                     2,847
                                                                      ----------
                                                                          45,852
                                                                      ----------

             OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   132,452   Anadarko Petroleum Corp.                                      9,646
    90,746   Apache Corp.                                                  9,211
    26,950   Cabot Oil & Gas Corp.                                           992
   174,642   Chesapeake Energy Corp.                                       4,128
   106,791   Denbury Resources, Inc. *                                     1,802

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   121,368   Devon Energy Corp.                                       $    7,820
    67,756   EOG Resources, Inc.                                           6,297
    46,961   Noble Energy, Inc.                                            3,428
    32,546   Pioneer Natural Resources Co.                                 1,833
    43,244   Range Resources Corp.                                         2,027
    91,945   Southwestern Energy Co. *                                     3,744
   157,164   XTO Energy, Inc.                                              7,415
                                                                      ----------
                                                                          58,343
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    29,511   Sunoco, Inc.                                                    877
    41,000   Tesoro Corp.                                                    570
   150,826   Valero Energy Corp.                                           2,971
                                                                      ----------
                                                                           4,418
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   186,900   El Paso Corp.                                                 2,026
   174,700   Spectra Energy Corp.                                          3,936
   154,772   Williams Companies, Inc.                                      3,575
                                                                      ----------
                                                                           9,537
                                                                      ----------
             Total Energy                                                310,109
                                                                      ----------
             FINANCIALS (16.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    70,060   Ameriprise Financial, Inc.                                    3,178
   326,719   Bank of New York Mellon Corp., Inc.                          10,089
    22,400   Federated Investors, Inc. "B" (g)                               591
    39,032   Franklin Resources, Inc.                                      4,329
   117,478   Invesco Ltd.                                                  2,574
    50,388   Janus Capital Group, Inc.                                       720
    46,221   Legg Mason, Inc.                                              1,325
    65,600   Northern Trust Corp. (c)                                      3,625
   134,566   State Street Corp.                                            6,074
    69,119   T. Rowe Price Group, Inc.                                     3,797
                                                                      ----------
                                                                          36,302
                                                                      ----------
             CONSUMER FINANCE (0.8%)
   323,305   American Express Co.                                         13,340
   124,121   Capital One Financial Corp.                                   5,140
   149,955   Discover Financial Services                                   2,234
   133,300   SLM Corp. *                                                   1,669
                                                                      ----------
                                                                          22,383
                                                                      ----------
             DIVERSIFIED BANKS (2.0%)
    46,977   Comerica, Inc.                                                1,787
   513,609   U.S. Bancorp                                                 13,292
 1,396,212   Wells Fargo & Co.                                            43,450
                                                                      ----------
                                                                          58,529
                                                                      ----------
             INSURANCE BROKERS (0.2%)
    71,354   Aon Corp.                                                     3,048
   143,200   Marsh & McLennan Companies, Inc.                              3,497
                                                                      ----------
                                                                           6,545
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (1.4%)
   265,257   Charles Schwab Corp.                                          4,958
   399,873   E*TRADE Financial Corp. *                                       660
   141,915   Goldman Sachs Group, Inc.                                    24,215
   375,466   Morgan Stanley                                               10,997
                                                                      ----------
                                                                          40,830
                                                                      ----------
             LIFE & HEALTH INSURANCE (1.1%)
   126,418   AFLAC, Inc.                                                   6,863
    83,811   Lincoln National Corp.                                        2,573
   219,115   MetLife, Inc.                                                 9,497
    83,256   Principal Financial Group, Inc.                               2,432
   126,760   Prudential Financial, Inc.                                    7,669
    19,922   Torchmark Corp.                                               1,066
    90,400   Unum Group                                                    2,239
                                                                      ----------
                                                                          32,339
                                                                      ----------
             MULTI-LINE INSURANCE (0.4%)
    37,832   American International Group, Inc. (g)*                       1,292
    28,958   Assurant, Inc.                                                  996
   136,946   Genworth Financial, Inc. "A" *                                2,512

================================================================================

5  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   119,758   Hartford Financial Services Group, Inc.                  $    3,403
    95,426   Loews Corp.                                                   3,557
                                                                      ----------
                                                                          11,760
                                                                      ----------
             MULTI-SECTOR HOLDINGS (0.0%)
    50,400   Leucadia National Corp. *                                     1,250
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
 2,704,573   Bank of America Corp. (f)                                    48,277
 5,298,349   Citigroup, Inc. (f)*                                         21,458
 1,071,073   JPMorgan Chase & Co.                                         47,931
                                                                      ----------
                                                                         117,666
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
   142,339   Allstate Corp.                                                4,599
   446,172   Berkshire Hathaway, Inc. "B" *                               36,260
    89,923   Chubb Corp.                                                   4,663
    45,792   Cincinnati Financial Corp.                                    1,323
   183,737   Progressive Corp.                                             3,508
   137,920   Travelers Companies, Inc.                                     7,439
    91,600   XL Capital Ltd. "A"                                           1,731
                                                                      ----------
                                                                          59,523
                                                                      ----------
             REAL ESTATE SERVICES (0.0%)
    69,456   CB Richard Ellis Group, Inc. "A" *                            1,101
                                                                      ----------
             REGIONAL BANKS (1.1%)
   188,300   BB&T Corp.                                                    6,099
   211,495   Fifth Third Bancorp                                           2,874
    61,773   First Horizon National Corp. *                                  868
    52,771   First Horizon National Corp. - Fractional Shares *               --
   206,550   Huntington Bancshares, Inc.                                   1,109
   230,426   KeyCorp                                                       1,786
    22,700   M&T Bank Corp. (g)                                            1,802
   148,766   Marshall & Ilsley Corp.                                       1,198
   138,413   PNC Financial Services Group, Inc.                            8,263
   318,602   Regions Financial Corp.                                       2,501
   137,230   SunTrust Banks, Inc.                                          3,676
    40,868   Zions Bancorp                                                   892
                                                                      ----------
                                                                          31,068
                                                                      ----------
             REITs - DIVERSIFIED (0.1%)
    43,246   Vornado Realty Trust                                          3,274
                                                                      ----------
             REITs - INDUSTRIAL (0.1%)
   125,285   ProLogis                                                      1,654
                                                                      ----------
             REITs - OFFICE (0.1%)
    37,400   Boston Properties, Inc.                                       2,821
                                                                      ----------
             REITs - RESIDENTIAL (0.2%)
    34,660   Apartment Investment & Management Co. "A"                       638
    21,657   AvalonBay Communities, Inc.                                   1,870
    72,768   Equity Residential Properties Trust                           2,849
                                                                      ----------
                                                                           5,357
                                                                      ----------
             REITs - RETAIL (0.3%)
   104,268   Kimco Realty Corp.                                            1,631
    77,895   Simon Property Group, Inc.                                    6,535
                                                                      ----------
                                                                           8,166
                                                                      ----------
             REITs - SPECIALIZED (0.5%)
    80,297   HCP, Inc.                                                     2,650
    32,236   Health Care REIT, Inc.                                        1,458
   181,732   Host Hotels & Resorts, Inc.                                   2,662
    45,600   Plum Creek Timber Co., Inc.                                   1,774
    36,857   Public Storage                                                3,391
    43,390   Ventas, Inc.                                                  2,060
                                                                      ----------
                                                                          13,995
                                                                      ----------
             SPECIALIZED FINANCE (0.4%)
    18,028   CME Group, Inc.                                               5,699
    20,400   IntercontinentalExchange, Inc. *                              2,288
    53,100   Moody's Corp. (g)                                             1,580
    40,200   Nasdaq OMX Group, Inc. *                                        849

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    72,137   NYSE Euronext                                            $    2,136
                                                                      ----------
                                                                          12,552
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   129,310   Hudson City Bancorp, Inc.                                     1,831
    95,100   People's United Financial, Inc.                               1,487
                                                                      ----------
                                                                           3,318
                                                                      ----------
             Total Financials                                            470,433
                                                                      ----------
             HEALTH CARE (11.9%)
             -------------------
             BIOTECHNOLOGY (1.5%)
   263,393   Amgen, Inc. *                                                15,740
    72,820   Biogen Idec, Inc. *                                           4,177
   123,772   Celgene Corp. *                                               7,669
    21,623   Cephalon, Inc. *                                              1,466
    70,806   Genzyme Corp. *                                               3,670
   242,790   Gilead Sciences, Inc. *                                      11,042
                                                                      ----------
                                                                          43,764
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    74,391   AmerisourceBergen Corp.                                       2,151
    97,415   Cardinal Health, Inc.                                         3,510
    73,822   McKesson Corp.                                                4,852
    27,600   Patterson Companies, Inc.                                       857
                                                                      ----------
                                                                          11,370
                                                                      ----------
             HEALTH CARE EQUIPMENT (1.8%)
   162,489   Baxter International, Inc.                                    9,457
    63,400   Becton, Dickinson & Co.                                       4,991
   406,176   Boston Scientific Corp. *                                     2,933
    25,011   C.R. Bard, Inc.                                               2,166
    48,707   Carefusion Corp. *                                            1,287
    45,742   Hospira, Inc. *                                               2,591
    10,642   Intuitive Surgical, Inc. *                                    3,705
   298,554   Medtronic, Inc.                                              13,444
    87,151   St. Jude Medical, Inc. *                                      3,578
    75,144   Stryker Corp.                                                 4,300
    33,300   Varian Medical Systems, Inc. *                                1,842
    58,574   Zimmer Holdings, Inc. *                                       3,468
                                                                      ----------
                                                                          53,762
                                                                      ----------
             HEALTH CARE FACILITIES (0.0%)
   114,549   Tenet Healthcare Corp. *                                        655
                                                                      ----------
             HEALTH CARE SERVICES (0.8%)
    28,000   DaVita, Inc. *                                                1,775
    73,860   Express Scripts, Inc. *                                       7,516
    27,453   Laboratory Corp. of America Holdings *                        2,079
   125,824   Medco Health Solutions, Inc. *                                8,123
    39,597   Quest Diagnostics, Inc.                                       2,308
                                                                      ----------
                                                                          21,801
                                                                      ----------
             HEALTH CARE SUPPLIES (0.0%)
    40,000   DENTSPLY International, Inc.                                  1,394
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    48,523   Life Technologies Corp. *                                     2,536
    15,822   Millipore Corp. *                                             1,671
    32,900   PerkinElmer, Inc.                                               787
   109,278   Thermo Fisher Scientific, Inc. *                              5,621
    25,082   Waters Corp. *                                                1,694
                                                                      ----------
                                                                          12,309
                                                                      ----------
             MANAGED HEALTH CARE (1.0%)
   119,293   Aetna, Inc.                                                   4,188
    75,856   CIGNA Corp.                                                   2,775
    40,880   Coventry Health Care, Inc. *                                  1,010
    45,100   Humana, Inc. *                                                2,109
   310,953   UnitedHealth Group, Inc.                                     10,159
   119,832   WellPoint, Inc. *                                             7,715
                                                                      ----------
                                                                          27,956
                                                                      ----------

             PHARMACEUTICALS (6.0%)
   417,671   Abbott Laboratories                                          22,003

================================================================================

7  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    83,853   Allergan, Inc.                                           $    5,477
   461,789   Bristol-Myers Squibb Co.                                     12,330
   275,058   Eli Lilly and Co.                                             9,963
    81,700   Forest Laboratories, Inc. *                                   2,562
   743,370   Johnson & Johnson                                            48,468
    65,400   King Pharmaceuticals, Inc. *                                    769
   840,357   Merck & Co., Inc.                                            31,387
    79,913   Mylan, Inc. *                                                 1,815
 2,179,898   Pfizer, Inc. (f)                                             37,385
    28,800   Watson Pharmaceuticals, Inc. *                                1,203
                                                                      ----------
                                                                         173,362
                                                                      ----------
             Total Health Care                                           346,373
                                                                      ----------

             INDUSTRIALS (10.3%)
             -------------------
             AEROSPACE & DEFENSE (2.9%)
   203,949   Boeing Co.                                                   14,809
   103,546   General Dynamics Corp.                                        7,994
    34,492   Goodrich Corp.                                                2,432
   207,819   Honeywell International, Inc.                                 9,408
    50,567   ITT Corp.                                                     2,711
    30,404   L-3 Communications Holdings, Inc.                             2,786
    85,412   Lockheed Martin Corp.                                         7,108
    80,825   Northrop Grumman Corp.                                        5,300
    38,300   Precision Castparts Corp.                                     4,853
   102,303   Raytheon Co.                                                  5,843
    42,393   Rockwell Collins, Inc.                                        2,653
   253,380   United Technologies Corp.                                    18,651
                                                                      ----------
                                                                          84,548
                                                                      ----------
             AIR FREIGHT & LOGISTICS (1.0%)
    44,206   C.H. Robinson Worldwide, Inc.                                 2,469
    56,326   Expeditors International of Washington, Inc.                  2,080
    85,436   FedEx Corp.                                                   7,980
   269,172   United Parcel Service, Inc. "B"                              17,337
                                                                      ----------
                                                                          29,866
                                                                      ----------
             AIRLINES (0.1%)
   199,600   Southwest Airlines Co.                                        2,639
                                                                      ----------
             BUILDING PRODUCTS (0.1%)
   100,000   Masco Corp.                                                   1,552
                                                                      ----------
             COMMERCIAL PRINTING (0.0%)
    56,900   R.R. Donnelley & Sons Co.                                     1,215
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    49,400   Fluor Corp.                                                   2,298
    33,000   Jacobs Engineering Group, Inc. *                              1,491
    55,893   Quanta Services, Inc. *                                       1,071
                                                                      ----------
                                                                           4,860
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   167,943   Caterpillar, Inc.                                            10,555
    53,948   Cummins, Inc.                                                 3,342
   115,720   Deere & Co.                                                   6,881
    96,732   PACCAR, Inc.                                                  4,192
                                                                      ----------
                                                                          24,970
                                                                      ----------

             DIVERSIFIED SUPPORT SERVICES (0.1%)
    36,500   Cintas Corp.                                                  1,025
    49,200   Iron Mountain, Inc.                                           1,348
                                                                      ----------
                                                                           2,373
                                                                      ----------

             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   201,518   Emerson Electric Co.                                         10,144
    13,460   First Solar, Inc. *                                           1,651
    39,500   Rockwell Automation, Inc.                                     2,226
    24,978   Roper Industries, Inc.                                        1,445
                                                                      ----------
                                                                          15,466
                                                                      ----------

             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    90,055   Republic Services, Inc.                                       2,613
    23,000   Stericycle, Inc. *                                            1,254
   129,336   Waste Management, Inc.                                        4,453
                                                                      ----------
                                                                           8,320
                                                                      ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    37,612   Robert Half International, Inc.                          $    1,144
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (2.4%)
   192,511   3M Co.                                                       16,088
 2,880,132   General Electric Co.                                         52,419
    71,800   Textron, Inc.                                                 1,524
                                                                      ----------
                                                                          70,031
                                                                      ----------
             INDUSTRIAL MACHINERY (0.8%)
    70,647   Danaher Corp.                                                 5,645
    50,600   Dover Corp.                                                   2,366
    45,300   Eaton Corp.                                                   3,432
    14,522   Flowserve Corp.                                               1,601
   105,384   Illinois Tool Works, Inc.                                     4,991
    33,036   Pall Corp.                                                    1,338
    42,400   Parker-Hannifin Corp.                                         2,745
    16,826   Snap-On, Inc.                                                   729
                                                                      ----------
                                                                          22,847
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    32,387   Avery Dennison Corp.                                          1,179
    57,200   Pitney Bowes, Inc.                                            1,399
                                                                      ----------
                                                                           2,578
                                                                      ----------
             RAILROADS (0.7%)
   106,570   CSX Corp.                                                     5,424
   100,441   Norfolk Southern Corp.                                        5,614
   135,860   Union Pacific Corp.                                           9,959
                                                                      ----------
                                                                          20,997
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    14,500   Dun & Bradstreet Corp.                                        1,079
    35,700   Equifax, Inc.                                                 1,278
                                                                      ----------
                                                                           2,357
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    36,400   Fastenal Co. (g)                                              1,747
    15,401   W.W. Grainger, Inc.                                           1,665
                                                                      ----------
                                                                           3,412
                                                                      ----------
             TRUCKING (0.0%)
    15,500   Ryder System, Inc.                                              601
                                                                      ----------
             Total Industrials                                           299,776
                                                                      ----------

             INFORMATION TECHNOLOGY (18.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.5%)
   139,789   Adobe Systems, Inc. *                                         4,944
    61,900   Autodesk, Inc. *                                              1,821
    51,021   Citrix Systems, Inc. *                                        2,422
    57,718   Compuware Corp. *                                               485
    83,126   Intuit, Inc. *                                                2,855
    30,416   salesforce.com, Inc. *                                        2,264
                                                                      ----------
                                                                          14,791
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (2.4%)
 1,543,698   Cisco Systems, Inc. *                                        40,182
    35,100   Harris Corp.                                                  1,667
    59,625   JDS Uniphase Corp. *                                            747
   142,199   Juniper Networks, Inc. *                                      4,363
   622,447   Motorola, Inc. *                                              4,370
   454,593   QUALCOMM, Inc.                                               19,088
   109,604   Tellabs, Inc.                                                   830
                                                                      ----------
                                                                          71,247
                                                                      ----------
             COMPUTER HARDWARE (5.0%)
   244,689   Apple, Inc. *                                                57,485
   466,085   Dell, Inc. *                                                  6,996
   634,827   Hewlett-Packard Co.                                          33,741
   350,852   International Business Machines Corp.                        44,996
    47,700   Teradata Corp. *                                              1,378
                                                                      ----------
                                                                         144,596
                                                                      ----------

================================================================================

9  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMPUTER STORAGE & PERIPHERALS (0.6%)
   553,457   EMC Corp. *                                              $    9,985
    21,600   Lexmark International, Inc. "A" *                               779
    92,300   NetApp, Inc. *                                                3,005
    32,900   QLogic Corp. *                                                  668
    63,000   SanDisk Corp. *                                               2,182
    61,100   Western Digital Corp. *                                       2,382
                                                                      ----------
                                                                          19,001
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
   137,741   Automatic Data Processing, Inc.                               6,125
    42,338   Computer Sciences Corp. *                                     2,307
    86,499   Fidelity National Information Services, Inc.                  2,028
    41,951   Fiserv, Inc. *                                                2,130
    26,368   MasterCard, Inc. "A"                                          6,698
    84,330   Paychex, Inc.                                                 2,589
    50,155   Total System Services, Inc.                                     785
   120,865   Visa, Inc. "A"                                               11,002
   180,916   Western Union Co.                                             3,068
                                                                      ----------
                                                                          36,732
                                                                      ----------
             ELECTRONIC COMPONENTS (0.4%)
    47,572   Amphenol Corp. "A"                                            2,007
   421,269   Corning, Inc.                                                 8,514
                                                                      ----------
                                                                          10,521
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    95,566   Agilent Technologies, Inc. *                                  3,287
    39,200   FLIR Systems, Inc. *                                          1,105
                                                                      ----------
                                                                           4,392
                                                                      ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    51,500   Jabil Circuit, Inc.                                             834
    36,800   Molex, Inc.                                                     767
                                                                      ----------
                                                                           1,601
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    88,216   Electronic Arts, Inc. *                                       1,646
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (1.8%)
    46,700   Akamai Technologies, Inc. *                                   1,467
   304,706   eBay, Inc. *                                                  8,212
    65,186   Google, Inc. "A" *                                           36,961
    32,200   Monster Worldwide, Inc. *                                       535
    48,786   VeriSign, Inc. *                                              1,269
   321,669   Yahoo!, Inc. *                                                5,317
                                                                      ----------
                                                                          53,761
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
    79,430   Cognizant Technology Solutions Corp. "A" *                    4,050
    80,809   SAIC, Inc. *                                                  1,430
                                                                      ----------
                                                                           5,480
                                                                      ----------
             OFFICE ELECTRONICS (0.1%)
   365,102   Xerox Corp.                                                   3,560
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   360,101   Applied Materials, Inc.                                       4,854
    46,400   KLA-Tencor Corp.                                              1,435
    60,700   MEMC Electronic Materials, Inc. *                               931
    28,336   Novellus Systems, Inc. *                                        708
    53,300   Teradyne, Inc. *                                                595
                                                                      ----------
                                                                           8,523
                                                                      ----------
             SEMICONDUCTORS (2.1%)
   146,927   Advanced Micro Devices, Inc. *                                1,362
    77,885   Altera Corp.                                                  1,893
    78,300   Analog Devices, Inc.                                          2,257
   116,150   Broadcom Corp. "A"                                            3,854
 1,489,488   Intel Corp.                                                  33,156
    62,074   Linear Technology Corp.                                       1,756
   171,098   LSI Corp. *                                                   1,047
    51,100   Microchip Technology, Inc. (g)                                1,439
   225,861   Micron Technology, Inc. *                                     2,347
    63,330   National Semiconductor Corp.                                    915

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   148,284   NVIDIA Corp. *                                           $    2,577
   333,886   Texas Instruments, Inc.                                       8,170
    77,153   Xilinx, Inc.                                                  1,967
                                                                      ----------
                                                                          62,740
                                                                      ----------
             SYSTEMS SOFTWARE (3.4%)
    51,170   BMC Software, Inc. *                                          1,944
   107,022   CA, Inc.                                                      2,512
    41,900   McAfee, Inc. *                                                1,681
 2,057,867   Microsoft Corp. (f)                                          60,234
    87,600   Novell, Inc. *                                                  525
 1,056,055   Oracle Corp.                                                 27,130
    52,304   Red Hat, Inc. *                                               1,531
   220,370   Symantec Corp. *                                              3,729
                                                                      ----------
                                                                          99,286
                                                                      ----------
             Total Information Technology                                537,877
                                                                      ----------
             MATERIALS (3.4%)
             ----------------
             ALUMINUM (0.1%)
   273,495   Alcoa, Inc.                                                   3,895
                                                                      ----------
             CONSTRUCTION MATERIALS (0.1%)
    34,973   Vulcan Materials Co.                                          1,652
                                                                      ----------
             DIVERSIFIED CHEMICALS (0.8%)
   310,230   Dow Chemical Co.                                              9,174
   242,681   E.I. du Pont de Nemours & Co.                                 9,037
    20,600   Eastman Chemical Co.                                          1,312
    20,100   FMC Corp.                                                     1,217
    46,071   PPG Industries, Inc.                                          3,013
                                                                      ----------
                                                                          23,753
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.4%)
   116,667   Freeport-McMoRan Copper & Gold, Inc.                          9,747
    22,800   Titanium Metals Corp. *                                         378
                                                                      ----------
                                                                          10,125
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    12,358   CF Industries Holdings, Inc.                                  1,127
   146,902   Monsanto Co.                                                 10,491
                                                                      ----------
                                                                          11,618
                                                                      ----------
             FOREST PRODUCTS (0.1%)
    55,639   Weyerhaeuser Co.                                              2,519
                                                                      ----------
             GOLD (0.2%)
   132,896   Newmont Mining Corp.                                          6,768
                                                                      ----------
             INDUSTRIAL GASES (0.4%)
    56,901   Air Products & Chemicals, Inc.                                4,208
    22,609   Airgas, Inc.                                                  1,438
    82,706   Praxair, Inc.                                                 6,865
                                                                      ----------
                                                                          12,511
                                                                      ----------
             METAL & GLASS CONTAINERS (0.1%)
    26,300   Ball Corp.                                                    1,404
    45,800   Owens-Illinois, Inc. *                                        1,628
    34,000   Pactiv Corp. *                                                  856
                                                                      ----------
                                                                           3,888
                                                                      ----------
             PAPER PACKAGING (0.1%)
    30,166   Bemis Co., Inc.                                                 866
    42,700   Sealed Air Corp.                                                900
                                                                      ----------
                                                                           1,766
                                                                      ----------
             PAPER PRODUCTS (0.1%)
   116,767   International Paper Co.                                       2,873
    46,411   MeadWestvaco Corp.                                            1,186
                                                                      ----------
                                                                           4,059
                                                                      ----------
             SPECIALTY CHEMICALS (0.2%)
    65,301   Ecolab, Inc.                                                  2,870
    21,200   International Flavors & Fragrances, Inc.                      1,010
    32,071   Sigma-Aldrich Corp.                                           1,721
                                                                      ----------
                                                                           5,601
                                                                      ----------

================================================================================

11  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             STEEL (0.4%)
    29,699   AK Steel Holding Corp.                                   $      679
    27,100   Allegheny Technologies, Inc.                                  1,463
    36,860   Cliffs Natural Resources, Inc.                                2,615
    83,342   Nucor Corp.                                                   3,782
    38,056   United States Steel Corp.                                     2,418
                                                                      ----------
                                                                          10,957
                                                                      ----------
             Total Materials                                              99,112
                                                                      ----------

             TELECOMMUNICATION SERVICES (2.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
 1,592,970   AT&T, Inc. (f)                                               41,162
    82,114   CenturyTel, Inc.                                              2,912
    82,200   Frontier Communications Corp. (g)                               611
   392,681   Qwest Communications International, Inc.                      2,050
   766,189   Verizon Communications, Inc.                                 23,767
   119,531   Windstream Corp.                                              1,302
                                                                      ----------
                                                                          71,804
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   108,208   American Tower Corp. "A" *                                    4,611
    70,100   MetroPCS Communications, Inc. *                                 496
   793,639   Sprint Nextel Corp. *                                         3,016
                                                                      ----------
                                                                           8,123
                                                                      ----------
             Total Telecommunication Services                             79,927
                                                                      ----------

             UTILITIES (3.4%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
    44,946   Allegheny Energy, Inc.                                        1,034
   130,687   American Electric Power Co., Inc.                             4,467
    88,216   Edison International                                          3,014
    51,654   Entergy Corp.                                                 4,202
   179,675   Exelon Corp.                                                  7,872
    83,509   FirstEnergy Corp.                                             3,264
   111,799   FPL Group, Inc.                                               5,403
    42,073   Northeast Utilities                                           1,163
    64,409   Pepco Holdings, Inc.                                          1,105
    28,747   Pinnacle West Capital Corp.                                   1,085
   101,339   PPL Corp.                                                     2,808
    76,100   Progress Energy, Inc.                                         2,995
   219,395   Southern Co.                                                  7,275
                                                                      ----------
                                                                          45,687
                                                                      ----------
             GAS UTILITIES (0.2%)
    35,200   EQT Corp.                                                     1,443
    13,517   Nicor, Inc.                                                     567
    28,490   ONEOK, Inc.                                                   1,300
    46,500   Questar Corp.                                                 2,009
                                                                      ----------
                                                                           5,319
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   181,500   AES Corp. *                                                   1,997
    55,775   Constellation Energy Group, Inc.                              1,958
    69,388   NRG Energy, Inc. *                                            1,450
                                                                      ----------
                                                                           5,405
                                                                      ----------
             MULTI-UTILITIES (1.4%)
    57,553   Ameren Corp.                                                  1,501
   110,746   CenterPoint Energy, Inc.                                      1,590
    57,902   CMS Energy Corp.                                                895
    75,959   Consolidated Edison, Inc.                                     3,383
   161,963   Dominion Resources, Inc.                                      6,658
    45,832   DTE Energy Co.                                                2,044
   353,658   Duke Energy Corp.                                             5,772
    19,300   Integrys Energy Group, Inc.                                     915
    73,559   NiSource, Inc.                                                1,162
   101,951   PG&E Corp.                                                    4,325
   137,146   Public Service Enterprise Group, Inc.                         4,049
    29,384   SCANA Corp.                                                   1,105
    66,633   Sempra Energy                                                 3,325

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

PORTFOLIO OF INVESTMENTS  (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    60,290   TECO Energy, Inc.                                        $      958
    31,500   Wisconsin Energy Corp.                                        1,556
   125,786   Xcel Energy, Inc.                                             2,667
                                                                      ----------
                                                                          41,905
                                                                      ----------
             Total Utilities                                              98,316
                                                                      ----------
             Total Common Stocks (cost: $2,598,847)                    2,850,710
                                                                      ----------

             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUND (1.9%)
             ------------------------
53,262,485   Northern Institutional Funds - Diversified
                Assets Portfolio, 0.01% (a),(d)                           53,263
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------

             U.S. TREASURY BILLS (0.2%)
             --------------------------
$    6,470   0.11%, 5/06/2010 (b),(e)                                      6,469
                                                                      ----------
             Total Money Market Instruments (cost: $59,732)               59,732
                                                                      ----------

 NUMBER
 OF SHARES
----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.3%)

             MONEY MARKET FUNDS (0.3%)
             -------------------------
   255,736   AIM Short-Term Investment Co.
                Liquid Assets Portfolio, 0.13%(a)                            256
 1,402,520   BlackRock Liquidity Funds TempFund, 0.12%(a)                  1,402
 6,166,528   Fidelity Institutional Money Market Portfolio, 0.21%(a)       6,167
                                                                      ----------
             Total Money Market Funds                                      7,825
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------

             REPURCHASE AGREEMENTS (0.0%)
             ----------------------------
$      900   Credit Suisse First Boston LLC, 0.02%,
                acquired on 3/31/2010 and due 4/01/2010 at $900
                (collateralized by $920 of Freddie Mac(i), 0.25%(h),
                due 9/20/2010; market value $919)                            900
       800   Deutsche Bank Securities, Inc., 0.02%,
                acquired on 3/31/2010 and due 4/01/2010 at $800
                (collateralized by $808 of Federal Farm Credit
                Bank(i), 1.88%, due 12/07/2012; market value $816)           800
                                                                      ----------
             Total Repurchase Agreements                                   1,700
                                                                      ----------
             Total Short-Term Investments Purchased With Cash
                Collateral From Securities Loaned (cost: $9,525)           9,525
                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,668,104)                     $2,919,967
                                                                      ==========

================================================================================

13  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS (continued)
USAA S&P 500 INDEX FUND
March 31, 2010 (unaudited)

($ IN 000s)                                              VALUATION HIERARCHY
                                         -------------------------------------------------------

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                              ASSETS          INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                          $   2,850,710   $        --   $         --      $ 2,850,710
Money Market Instruments:
  Money Market Fund                             53,263            --             --           53,263
  U.S. Treasury Bills                               --         6,469             --            6,469
Short-Term Investments Purchased with
   Cash Collateral from Securities
Loaned:
   Money Market Fund                             7,825            --             --            7,825
   Repurchase Agreements                            --         1,700             --            1,700
Other financial instruments*                     1,084                           --            1,084
----------------------------------------------------------------------------------------------------
Total                                    $   2,912,882   $     8,169   $         --      $ 2,921,051
----------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as future, which are valued at the unrealized appreciation/depriciation on the investments.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500
Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these

================================================================================

15  | USAA S&P 500 INDEX FUND

================================================================================

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by USAA
Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the
Fund is required to deposit with the broker in

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  16

================================================================================

either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of March 31, 2010, was approximately $8,463,000.

F. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

G. As of March 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
March 31, 2010, were $736,090,000 and $484,227,000, respectively, resulting in net unrealized appreciation of $251,863,000.

================================================================================

17  | USAA S&P 500 INDEX FUND

================================================================================

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,914,482,000 at March
31, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March
31, 2010.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern
Institutional Funds.

(e) Security with a value of $6,469,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2010, as shown in the following table:

                                                             VALUE AT       UNREALIZED
TYPE OF FUTURE       EXPIRATION    CONTRACTS   POSITION   MARCH 31, 2010   APPRECIATION
----------------------------------------------------------------------------------------

S&P 500
   Index Futures   June 17, 2010      216        Long       $62,921,000     $1,084,000

(g) The security or a portion thereof was out on loan as of March 31, 2010.

(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S.
Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

* Non-income-producing security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  18

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.